Discontinued Operation (Tables)	3 Months Ended
Dec. 28, 2013
Discontinued Operations and Disposal Groups [Abstract]
Summary of Discontinued Operation's Results
The following is a summary of the discontinued operation's results (in millions):

	Three Months Ended
	December 28, 2013	December 29, 2012
Sales	$—	$36

Pretax loss	—	(4)
Income tax expense	—	—
Loss from discontinued operation, net of tax	$—	$(4)